Related Parties (Schedule of Key Management Personnel Compensation (Including Directors)) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) People	Dec. 31, 2016 USD ($) People	Dec. 31, 2015 USD ($) People
Disclosure of transactions between related parties [abstract]
Employee benefits		$ 3,270	$ 2,752	$ 2,092
Share-based payments		1,841	1,865	1,285
Compensation to key management personnel		$ 5,111	$ 4,617	$ 3,377
Number of people | People		11	9	9
Total compensation to directors employed by the Company	[1]	$ 387	$ 199	$ 187
Total compensation to directors employed by the Company, Number of people | People	[1]	1	1	1
Compensation to independent directors	[2]	$ 753	$ 354	$ 423
Compensation to independent directors, Number of people | People	[2]	4	5	4

[1]	Including share-based payments in the amount of USD 255 thousand, USD 82 thousand and USD 78 thousand in 2017, 2016 and 2015, respectively.
[2]	Including share-based payments in the amount of USD 519 thousand, USD 194 thousand and USD 287 thousand in 2017, 2016 and 2015, respectively.